Sales and Marketing - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Other Income And Expenses [Abstract]
Advertising cost	$ 92,135	$ 1,650,747	$ 1,524,086